Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Schedule of stock options outstanding
The activities in the stock option plans for the years ended December 31 are as follows:

	2021		2020
	Number of stock options (thousands)	Weighted average exercise price	Number of stock options (thousands)	Weighted average exercise price
Balance, January 1,	3,173	$49.65	3,074	$42.36
Granted	769	$63.39	730	$61.88
Exercised	(900)	$40.44	(631)	$28.29
Balance, December 31,	3,042	$55.85	3,173	$49.65
Exercisable, December 31,	1,223	$50.22	1,537	$42.87

Schedule of exercise price ranges
The stock options outstanding as at December 31, 2021, by exercise price, are as follows:

Range of exercise prices	Number of stock options (thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price
$18.00 to $24.00	11	0.16	$21.53
$35.01 to $45.00	245	3.06	$39.71
$45.01 to $65.84	2,786	6.73	$57.41
Total stock options	3,042	6.41	$55.85

Schedule of fair value options granted using Black-Scholes options pricing model	The Black-Scholes option pricing model used the following assumptions to determine the fair value of options granted during the years ending December 31:

Weighted average assumptions	2021	2020
Risk-free interest rate	0.9%	1.2%
Expected volatility	24.9%	19.2%
Expected dividend yield	4.0%	4.0%
Expected life of the option (in years)	6.3	6.3
Exercise price	$63.39	$61.88

Explanation of effect of share-based payments on entity's financial position	The units outstanding under these plans and the liabilities recognized for these units in our Consolidated Statements of Financial Position are summarized in the following table:

Number of units (in thousands)	Sun Shares	DSUs	Total
Units outstanding December 31, 2021	4,817	929	5,746
Units outstanding December 31, 2020	4,971	860	5,831
Liability accrued as at December 31, 2021	$314	$63	$377
Liability accrued as at December 31, 2020	$258	$48	$306

Schedule of compensation and income tax expense
Compensation expense and the Income tax expense (benefit) for other share-based payment plans for the years ended December 31 are shown in the following table. Since expenses for the DSUs are accrued as part of incentive compensation in the year awarded, the expenses below do not include these accruals. The expenses presented in the following table include increases in the liabilities for Sun Shares and DSUs due to changes in the fair value of the common shares and the accruals of the Sun Shares liabilities over the vesting period, and exclude any adjustment in expenses due to the impact of hedging.

For the years ended December 31,	2021	2020
Compensation expense	$213	$140
Income tax expense (benefit)	$(54)	$(34)
Compensation expense and the Income tax expense (benefit) for these awards for the years ended December 31 are shown in the following table:

For the years ended December 31,	2021	2020
Compensation expense	$529	$387
Income tax expense (benefit)	$(79)	$(64)